Risk and sensitivity analysis	12 Months Ended
Dec. 31, 2024
Risk and sensitivity analysis
Risk and sensitivity analysis

C6     Risk and sensitivity analysis

The Group’s risk framework and the management of risks attaching to the Group’s consolidated financial statements including financial assets, financial liabilities and insurance liabilities, together with the inter-relationship with the management of capital, have been included in the audited sections of the Risk review report.

The financial and insurance assets and liabilities on the Group’s statement of financial position are, to varying degrees, subject to market and insurance risk and other changes of assumptions that may have an effect on IFRS basis profit or loss and shareholders’ equity as described below. The market and insurance risks and also sustainability-related risks, including how they affect Group’s operations and how these are managed, are discussed in the Risk review report referred to above. The sustainability-related risks discussed in the Risk review report include in particular the potential long-term impact of environmental risks associated with climate change (including physical and transition risks) on the Group’s investments and liabilities.

During 2024 the Group continued to apply the three commonly used scenarios of plausible global responses to climate change in its scenario testing to identify risks over the short, medium and long-term. The Group’s scenario testing results are translated into sensitivities to economic factors to assess the possible financial consequences of climate change on the Group’s business. Though the Group faces potential financial risks and impacts from plausible global responses to climate change, the results for the Group’s scenario testing are not outside observed market volatility, suggesting no immediate need for explicit climate change allowance within the current valuations of the Group’s investment portfolio. The Group remains mindful of the limitations within the results of the scenario testing and that the models for the testing continue to change. Additionally, the Group’s climate scenario analysis currently does not consider management actions the Group could take to mitigate the negative impacts of climate change. In addition, given the current insufficiency of and uncertainty in data available, at this stage, the Group’s claims and lapses assumptions for its life and health insurance business do not include additional assumptions related to the impacts of climate change over and above those that arise from the annual review of experience. The Group will continue to perform its regular experience analysis, engage with reinsurers and monitor relevant academic studies. If significant changes occur, the financial impacts from climate-related risks on insurance liabilities will be considered. The Group has analysed the distribution of its customers across locations to assess their vulnerability to extreme climate events to improve the Group’s understanding of its customers and its exposure to climate risks.

The Group benefits from diversification achieved through the geographical spread of the Group’s operations and, within those operations, through a broad mix of product types. The simplified sensitivities below are calculated at the individual business unit level and aggregated to show the Group impact and no group-level adjustments from diversification have been made.

Relevant correlation factors include:

–	Correlation across geographic regions for both financial and non-financial risk factors; and
–	Correlation across risk factors for mortality and morbidity, expenses, persistency and other risks.

The geographical diversity of the Group’s business means that it has some exposure to the risk of foreign exchange rate fluctuations where a group undertaking has a functional currency that differs from the US dollar, the Group's presentation currency. Consistent with the Group's accounting policies, the profits of these business units are translated at average exchange rates and shareholders' equity at the closing rate for the reporting period. For 2024 and 2023, the rates for the most significant operations are given in note A1. The Group has no exposure to currency fluctuation from business units that operate in USD, or currencies pegged to the USD (such as HKD), and reduced exposure to currencies partially managed to the USD within a basket of currencies (such as SGD). The impact of changes of foreign exchange rates on the Group’s assets and liabilities from the above exposure is recorded as part of other comprehensive income and in 2024 represented a loss of $(309) million (2023: $(124) million), which corresponds to 2 per cent of opening shareholders’ equity (2023: 1 per cent). Additionally, note B1.1 ‘Segment results’ shows the Group’s segment and total profit for 2023 as if it had been prepared using the same exchange rates as 2024 (ie on a CER basis) giving an indication of how foreign exchange rates impact the Group’s profit or loss.

A 5 per cent decrease (weakening of the US dollar) or increase (strengthening of the US dollar) in these rates would have increased or decreased profit for the year and shareholders’ equity of the Group respectively as follows:

	31 Dec 2024 $m		31 Dec 2023 $m
Change in local currency to $exchange rates	Decrease of 5%	Increase of 5%	Decrease of 5%	Increase of 5%
Profit after tax for the year	102	(92)	72	(65)
Shareholders’ equity	624	(565)	595	(538)

The Group is also exposed to foreign exchange gains and losses on assets and liabilities held by the Group’s undertakings in a currency other than their functional currency. These will often be managed by derivatives or by having assets and liabilities that match in terms of currency.

C6.1 Sensitivity to key market risks

The table below shows the sensitivity of the Group's profit after tax, shareholders’ equity and CSM as at 31 December 2024 and 2023 to the following market risks:

-	1 per cent increase and 0.5 per cent decrease in observable risk-free interest rates (as described in note A3.1) in isolation and subject to a floor of zero; and
-	Instantaneous 10 per cent rise and 20 per cent fall in the market value of equity and property assets. The equity risk sensitivity analysis assumes that all equity indices fall by the same percentage.

The sensitivity results assume instantaneous market movements and hence reflect the current investment portfolio and all consequential impacts as at valuation date. If the economic conditions set out in the sensitivities persisted, the financial impacts may differ to the instantaneous impacts shown below. These sensitivity results allow for limited management actions such as changes to future policyholder bonuses and re-pricing for medical business, where applicable. In practice, the market movements would be expected to occur over time and rebalancing of investment portfolios would likely be carried out to mitigate the impact of the stresses as presented below. Management could also take additional actions to help mitigate the impact of these stresses, including, but not limited to market risk hedging, increased use of reinsurance, repricing of in-force benefits, changes to new business pricing and the mix of new business being sold.

The sensitivity of the Group’s results to market risks primarily arises from the Group’s insurance businesses.

The impact of changes in interest rates and equity values impacts both assets and liabilities. For assets backing insurance contract liabilities and those related liabilities, these impacts will vary depending on whether insurance contracts are classified as VFA or GMM. In addition, there will be impacts from other shareholder assets that back IFRS shareholders’ equity rather than insurance contract liabilities. The vast majority of the Group’s investments are classified as FVTPL and so movements as a result of interest rate and equity markets directly impact profit, unless they are offset by corresponding movements in the Group’s liabilities.

For VFA contracts (which include the majority of the Group’s participating and unit-linked contracts but not all as discussed in note A3.1), movements in underlying assets are matched by a movement in insurance liabilities. Changes in BEL and RA as a result of a change in discount rate or from changes in the variable fee (that is dependent on the value of underlying assets) are taken as a change to the CSM with no immediate impact on profit or shareholders’ equity. There will, however, be an impact on profit and shareholders’ equity from changes to the CSM amortisation as a result of changes both to the CSM and the discounting of the coverage units. Onerous contracts with no CSM will also have impacts going directly to the income statement.

For GMM contracts, the CSM is calculated on a locked-in basis (ie using discount rates applied at the dates of initial recognition of each group of contracts), whereas the BEL and RA are calculated using a current discount rate. This accounting mismatch passes through the income statement. The impact will depend on whether the BEL is an asset or a liability. For BEL assets, which are largely offset by CSM liabilities (ie for certain protection contracts where future premiums are expected to exceed future claims and expenses), increases in interest rates will reduce the BEL asset with no impact on the CSM liability and hence reduce profit. For a BEL liability, where the BEL and CSM liabilities are backed by invested assets (eg certain universal life contracts), there are likely to be offsetting asset impacts (for example BEL liabilities and bond values will both reduce as interest rates increase) and the impact on profit will be dependent on any mismatches between assets and liabilities together with the impact of the CSM being calculated on a locked-in basis.

For other shareholder assets that are not backing insurance contract liabilities, increases in interest rates and falls in equity markets reduce asset values, which under the Group’s accounting policy pass directly through the income statement and hence reduce profit (vice versa for decreases in interest rates and increases in equity markets).

The income statement volatilities stated above lead to a volatility in the shareholders’ equity to the same extent.

For the Group’s asset management business, Eastspring, the profit for the period is sensitive to the level of assets under management as this significantly affects the value of management fees earned by the business in the current and future periods. Assets under management will rise and fall as market conditions change with a consequential impact on profitability.The effect on future asset management fees is not reflected in the table below.

In addition, Eastspring holds a small amount of investments directly on its balance sheet, including investments in respect of seeding capital into retail funds it sells to third parties (see note C1.1). Eastspring’s profit will therefore have some direct exposure to the market movements of these investments.

At 31 December 2024 and 2023, the Group’s central operations did not hold significant financial investments other than short-term deposits and money market funds held by the Group’s treasury function for liquidity purposes and so there is immaterial sensitivity to market movements for these investments. In addition, the central operations hold some derivatives that are used to reduce or manage investment, interest rate and currency exposures.

Base values	2024 $m	2023 $m
Profit after tax for the year for the Group	2,415	1,712
Group shareholders’ equity as at 31 Dec	17,492	17,823
CSM as at 31 Dec including JVs and associates	21,960	21,012

	31 Dec 2024 $m		31 Dec 2023 $m
Interest rates and consequential effects	Decrease of 0.5%	Increase of 1%	Decrease of 0.5%	Increase of 1%
Increase (decrease) to shareholders’ equity:
Financial assets note	7,690	(13,462)	6,815	(12,004)
Net insurance contract liabilities (including CSM) note	(7,324)	12,474	(7,332)	12,191
Net effect on shareholders' equity	348	(878)	(328)	24
Increase (decrease) to profit after tax:
Net effect on profit after tax	380	(940)	(328)	24
Increase (decrease) to CSM liability:
CSM note	395	(975)	358	(880)

	31 Dec 2024 $m		31 Dec 2023 $m
Equity/property market values	Decrease of 20%	Increase of 10%	Decrease of 20%	Increase of 10%
Increase (decrease) to shareholders’ equity:
Financial assets note	(14,133)	7,075	(13,359)	6,681
Net insurance contract liabilities (including CSM) note	13,132	(6,628)	12,288	(6,254)
Net effect on shareholders' equity	(689)	302	(822)	327
Increase (decrease) to profit after tax:
Net effect on profit after tax	(738)	325	(822)	327
Increase (decrease) to CSM liability:
CSM note	(1,479)	651	(1,392)	618

Note

The sensitivity effects shown above reflect the pre-tax effects on the financial assets, net insurance contract liabilities and CSM as presented on the Consolidated statement of financial position, together with the Group’s share of the relevant amounts of its joint ventures and associates. Changes to the results of the Africa insurance operations from interest rate or equity price changes would not materially impact the Group’s results.

The sensitivity of the Group’s businesses presented as a whole at a given point in time will also be affected by a change in the relative size of the individual businesses.

The Group uses the segment measure 'adjusted operating profit' to review the performance of the business (see note B1.2 for how this measure is determined). The impact on adjusted operating profit will be more muted than on total profit as long-term asset returns are assumed for surplus assets held by the Group’s insurance businesses and long-term spreads are assumed for GMM business. Adjusted operating profit will be impacted by changes in CSM amortisation for VFA business following the impact of economic changes on underlying assets and discount rates that impact the value of variable fees, and on the value of onerous contracts losses (or reversal thereof) taken directly to the income statement excluding those contracts that meet the criteria discussed in note B1.2. The changes in CSM amortisation result from changes both to the CSM and the discounting of the coverage units.

The pre-tax adjusted operating profit impacts for a decrease of 0.5 per cent and an increase of 1.0 per cent in interest rates were $(48) million and $21 million (2023: $(30) million and $33 million), respectively.

The pre-tax adjusted operating profit impacts for a decrease of 20 per cent and an increase of 10 per cent in equity/property market values were $(201) million and $85 million (2023: $(186) million and $83 million), respectively.

C6.2 Sensitivity to insurance risks

For insurance operations, adverse persistency experience can impact the overall IFRS profitability of certain types of business written. This risk is managed at a business unit level through regular monitoring of experience and the implementation of management actions as necessary. These actions could include product enhancements, increased management focus on premium collection, as well as other customer retention efforts. The potential financial impact of lapses is often mitigated through the specific features of the products, eg surrender charges, or through the availability of premium holiday or partial withdrawal policy features. The effects of these management actions have not been factored into the sensitivities below.

In addition, many of the business units are exposed to mortality and morbidity risk and changes in maintenance expense level.

Changes to the assumed levels of persistency, mortality, morbidity and expenses from that when the contract is first recognised will impact the overall profitability of the insurance contract. These risks are managed on a portfolio basis and reinsurance can be used to mitigate the risk the Group has. In particular for certain medical contracts, product repricing is a key management action that is embedded in the process to mitigate morbidity risk. A degree of medical product repricing is assumed to have been undertaken in the mortality and morbidity sensitivity results shown in the table below.

In terms of the impact on the Group’s financial results, changes to shareholders’ equity or profit or loss will occur over the life of the contract, as changes to future cash flows from altered assumptions are recognised as an increase or decrease of CSM (except for onerous contracts), which is then amortised to profit and loss (and hence shareholders’ equity) over time.

The table below shows how the shareholders’ equity and CSM would have increased or decreased if changes in the future assumptions in insurance risk that were reasonably possible at the reporting date had occurred. This analysis presents the sensitivities both before and after risk mitigation by reinsurance and assumes that the other variables remain constant.

	2024 $m
	Net effect on shareholders’
	equity and profit after tax
	attributable to equity holders		Net effect on CSM
	Gross of	Net of	Gross of	Net of
Sensitivity to insurance risk:	reinsurance	reinsurance	reinsurance	reinsurance
Maintenance expenses – 10% increase	(73)	(72)	(422)	(424)
Lapse rates – 10% increase	(97)	(72)	(1,435)	(1,593)
Mortality and morbidity – 5% increase	(110)	(108)	(689)	(269)

	2023 $m
	Net effect on shareholders’
	equity and profit after tax
	attributable to equity holders		Net effect on CSM
	Gross of	Net of	Gross of	Net of
Sensitivity to insurance risk:	reinsurance	reinsurance	reinsurance	reinsurance
Maintenance expenses – 10% increase	(77)	(71)	(420)	(427)
Lapse rates – 10% increase	(88)	(76)	(1,363)	(1,496)
Mortality and morbidity – 5% increase	(131)	(96)	(638)	(261)

The pre-tax adjusted operating profit impacts, net of reinsurance, for a 10 per cent increase in maintenance expenses, a 10 per cent increase in lapse rates and a 5 per cent increase in mortality and morbidity were $(67) million, $(105) million and $(97) million (2023: $(61) million, $(95) million and $(85) million), respectively.

A 10 per cent decrease in the maintenance expense and lapse rate assumptions would have a broadly similar opposite effect on profit and shareholders’ equity to the sensitivities shown above. The effect from a 5 per cent decrease in mortality and morbidity assumptions is dependent on the degree of product repricing assumed to have been undertaken.